Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2021-B – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “bb.Pool_2021-B_022821_Indicative,” provided by the Company on March 12, 2021, containing information related to 5,161 automobile retail installment sale contracts (“Receivables”) as of February 28, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2021-B. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, CPS Guarantee of Title, Application for Registration, Application for Dealer Assignment, Lien Entry Form, or Electronic Title in the CPS Title Management System.

•	The term “Insurance Document” means a scanned image of the Insurance Card, Agreement to Provide Insurance, Insurance Binder, Insurance Declaration Page, Proof of Insurance/Authorization to Release Insurance Information, Confirmation of Accidental Physical Damage Insurance, Insurance Verification Form, or Insurance Verification system screen shot.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

We were instructed by the Company to perform the following agreed-upon procedures on the Receivables in the Data File.

A.	The Company instructed us to select a random sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the Attribute, listed below, to the corresponding information appearing in the Receivable File, listed below, utilizing instructions provided by the Company (as applicable). The Specified Parties indicated that the absence of any of the Receivable File information or the inability to agree the indicated information from the Data File to the Receivable File for each of the Attributes constituted an exception. Where more than one document was indicated for an Attribute, we used the highest priority document found in the Receivable File (i.e., in the order listed in the table below).

Attribute	Receivable File / Company’s Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application
Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement. For purposes of this attribute, the Company instructed to consider an entry of “C” in the Data File to be a Used vehicle.
Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “CPS Incorporated,” “Consumer Portfolio Services,” “Consumer Portfolio Services In,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Svcs., Inc.,” “Consumer Portfolio Serv,” “Consumer Portfolio Servic,” “Consumer Portfolio Srvs,” “Consumer Portfolio S,” and “C.P.S. Inc.” were acceptable names for the Company.

2.	Proof of Insurance. The Company informed us that a copy of the Insurance Document was acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Receivable Files, and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivable Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
April 2, 2021

Exhibit A

The Sample Receivables
Sample Receivable #	Receivable Number1	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2021B001	51	2021B051	101	2021B101
2	2021B002	52	2021B052	102	2021B102
3	2021B003	53	2021B053	103	2021B103
4	2021B004	54	2021B054	104	2021B104
5	2021B005	55	2021B055	105	2021B105
6	2021B006	56	2021B056	106	2021B106
7	2021B007	57	2021B057	107	2021B107
8	2021B008	58	2021B058	108	2021B108
9	2021B009	59	2021B059	109	2021B109
10	2021B010	60	2021B060	110	2021B110
11	2021B011	61	2021B061	111	2021B111
12	2021B012	62	2021B062	112	2021B112
13	2021B013	63	2021B063	113	2021B113
14	2021B014	64	2021B064	114	2021B114
15	2021B015	65	2021B065	115	2021B115
16	2021B016	66	2021B066	116	2021B116
17	2021B017	67	2021B067	117	2021B117
18	2021B018	68	2021B068	118	2021B118
19	2021B019	69	2021B069	119	2021B119
20	2021B020	70	2021B070	120	2021B120
21	2021B021	71	2021B071	121	2021B121
22	2021B022	72	2021B072	122	2021B122
23	2021B023	73	2021B073	123	2021B123
24	2021B024	74	2021B074	124	2021B124
25	2021B025	75	2021B075	125	2021B125
26	2021B026	76	2021B076	126	2021B126
27	2021B027	77	2021B077	127	2021B127
28	2021B028	78	2021B078	128	2021B128
29	2021B029	79	2021B079	129	2021B129
30	2021B030	80	2021B080	130	2021B130
31	2021B031	81	2021B081	131	2021B131
32	2021B032	82	2021B082	132	2021B132
33	2021B033	83	2021B083	133	2021B133
34	2021B034	84	2021B084	134	2021B134
35	2021B035	85	2021B085	135	2021B135
36	2021B036	86	2021B086	136	2021B136
37	2021B037	87	2021B087	137	2021B137
38	2021B038	88	2021B088	138	2021B138
39	2021B039	89	2021B089	139	2021B139
40	2021B040	90	2021B090	140	2021B140
41	2021B041	91	2021B091	141	2021B141
42	2021B042	92	2021B092	142	2021B142
43	2021B043	93	2021B093	143	2021B143
44	2021B044	94	2021B094	144	2021B144
45	2021B045	95	2021B095	145	2021B145
46	2021B046	96	2021B096	146	2021B146
47	2021B047	97	2021B097	147	2021B147
48	2021B048	98	2021B098	148	2021B148
49	2021B049	99	2021B099	149	2021B149
50	2021B050	100	2021B100	150	2021B150

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1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.